Share-based compensation - Summary of Share Plans (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 $ / shares
EUR-dominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions)	€ 120.6		€ 156.9		€ 124.9
Weighted average fair value of shares granted (in usd/eur per share) | € / shares	€ 578.65		€ 547.79		€ 297.05
US-denominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions)	€ 149.6		€ 164.0		€ 133.9
Weighted average fair value of shares granted (in usd/eur per share) | $ / shares		$ 553.61		$ 498.64		$ 302.75